ADVANTAGE FUNDS, INC.

-DREYFUS GLOBAL ABSOLUSTE RETURN FUND

-GLOBAL ALPHA FUND

Incorporated herein by reference are supplements to the Fund’s prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 25, 2013 (SEC Accession No. 0000914775-13-000095).